October 23, 2006

VIA EDGAR, FACSIMILE AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Mail Stop 3651

Washington, D.C. 20549

Attention: Max A. Webb, Assistant Director

RE:	Lone Star Steakhouse & Saloon, Inc.

Revised Schedule 14A filed on October 5, 2006

File No. 000-19907

Ladies and Gentlemen:

On behalf of Lone Star Steakhouse & Saloon, Inc. (the “Company”), transmitted herewith is the Company’s definitive proxy statement on Schedule 14A (File No. 000-19907) (the “Definitive Proxy Statement”). We acknowledge receipt of the letter of comment dated October 16, 2006 from the Securities and Exchange Commission (the “Commission Letter”) with regard to the above-referenced filing. We have reviewed the Commission Letter with the Company and the following are its responses to the Commission Letter. The responses are numbered to coincide with the numbering of the comments in the Commission Letter.

Preliminary Proxy Statement

Background of the Transactions, page 18

1.	Please send us a copy of the complaint discussed in the first paragraph on page 24.
1.	On behalf of the Company, we have sent to the Staff a copy of the requested complaint by overnight courier on October 16, 2006 and by facsimile on October 18, 2006.

Reasons for the Transactions, page 24

2.	We note your response to prior comment five but reissue it. Your current disclosure revolves around reasons considered for approving the transactions. Please include a list

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October 23, 2006

of the reasons the board considered for not approving the transactions. If it did not consider any, so state.

2.	The Company has made the requested revisions on page 27 of the Definitive Proxy Statement.
3.

We note your response to prior comment 6 but reissue it. Please revise your disclosure to discuss in the relationship between the sale/leaseback alternative and the decrease in the company’s market capitalization in greater detail. Also, please quantify the size of your real estate holdings in that section.

3.	The Company has made the requested revisions on pages 26 and 28 of the Definitive Proxy Statement.

Premiums Paid, page 39

4.	We reissue prior comment 10. We note your response.
4.	The Company has made the requested revisions on page 27 of the Definitive Proxy Statement.

Further, in response to additional comments of the Staff discussed by telephone with the undersigned on October 20, 2006, the Company has included, in the discussion of North Point’s premiums paid analysis on page 33 of the Definitive Proxy Statement, disclosure as to North Point’s rationale for using the first and third quartiles to calculate a range of implied offer prices per share for the Company. We also refer the Staff to the table on page 45 of the Definitive Proxy Statement, which sets forth the total consideration to be received by all of the Company’s executive officers and directors in respect of their unvested stock options pursuant to the terms of the transaction.

Please direct any questions or comments concerning the Definitive Proxy Statement or this response to Steve Wolosky at (212) 451-2333, Michael R. Neidell at (212) 451-2230 or the undersigned at (212) 451-2252.

Very truly yours,
/s/ Kenneth A. Schlesinger

Kenneth A. Schlesinger

Enclosure

cc:	Mr. Jamie B. Coulter

Gerald T. Aaron, Esq.